Related Parties - Summary of Compensation For Key Management Personnel (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [abstract]
Basic compensation and bonuses	¥ 275	¥ 359	¥ 332
Share-based compensation	24	40	16
Total	¥ 299	¥ 399	¥ 348